Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Total related party payments	$ 8,790	$ 355	$ 8,946	$ 402	$ 744	$ 641
Payments to Affiliated Entities | American Institute of Research
Related Party Transactions
Total related party payments	42	33	82	63
Payments to Affiliated Entities | Karen M Johnson
Related Party Transactions
Total related party payments	0	0	19	0
Payments to Affiliated Entities | Richard Barasch
Related Party Transactions
Total related party payments	0	0	5	0
Payments to Affiliated Entities | Anne M. McGeorge
Related Party Transactions
Total related party payments	0	0	19	0
Payments to Affiliated Entities | Mohit Kaushal
Related Party Transactions
Total related party payments	0	0	19	0
Payments to Affiliated Entities | Ravi Sarin
Related Party Transactions
Total related party payments	0	0	19	0
Payments to Affiliated Entities | Maeve O'Meara Duke
Related Party Transactions
Total related party payments	0	0	19	0
Payments to Affiliated Entities | Havencrest Capital Management, LLC
Related Party Transactions
Total related party payments	0	75	0	75
Payments to Affiliated Entities | M33 Growth LLC
Related Party Transactions
Total related party payments	0	230	0	230
Payments to Affiliated Entities | Richy Agajanian MD
Related Party Transactions
Total related party payments	8,748	5	8,764	9
Payments to Affiliated Entities | Veeral Desai
Related Party Transactions
Total related party payments	$ 0	$ 12	$ 0	$ 25